FAIR VALUE MEASUREMENTS - Changes in the fair value of financial liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Financial Instruments
Fair value as of beginning of the period	$ 7,350,083
Change in valuation inputs or other assumptions	(6,273,271)
Derecognized value at termination date	13,889
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Fair Value Adjustment of Financial Instruments
Fair value as of end of the period	$ 7,630,000		$ 7,630,000
Extension Note - Bifurcated Derivative | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period			22,872
Fair value at October 5, 2022 (Initial measurement)				$ 24,502
Change in valuation inputs or other assumptions				(1,630)
Fair value as of end of the period				22,872
Exchange Note | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period			2,621,558
Fair value at October 5, 2022 (Initial measurement)				2,523,744
Change in valuation inputs or other assumptions				$ (97,814)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Fair Value Adjustment Of Notes
Fair value as of end of the period				$ 2,621,558
Additional Bridge Notes | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period			102,726
Fair value at October 5, 2022 (Initial measurement)				100,000
Change in valuation inputs or other assumptions				2,726
Fair value as of end of the period				102,726
ELOC | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period			$ 203,720
Fair value at October 5, 2022 (Initial measurement)				204,039
Change in valuation inputs or other assumptions				(318)
Fair value as of end of the period				203,720
PIPE Forward Contract | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period				170,666
Change in valuation inputs or other assumptions		$ 170,666		529,840
Derecognized value at termination date				(700,506)
Fair value as of end of the period		170,666
Bridge Note - Bifurcated Derivative | Digital Health Acquisition Corp.
Financial Instruments
Fair value as of beginning of the period		278,404		364,711
Change in valuation inputs or other assumptions		86,307		(120,267)
Derecognized value at termination date				$ (244,444)
Fair value as of end of the period		$ 364,711